Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Other assets
Schedule of other assets

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Claim against the State for CIRR loans and concessionary loans	3,309	3,267
Cash receivables, funding operations	198	837
Other	49	63

Total	3,556	4,167